Other assets - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Assets [Abstract]
Net book value	$ 26.5	$ 38.9
Deferred dry-dock	167.1	166.0	$ 86.9
Deferred financing fees on undrawn financings	6.3	28.1
Other	36.0	45.9
Other assets	$ 235.9	$ 278.9